UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado        November 13, 2009
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:     $391,588 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


 ---------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                            --------------------
                                                                                                        SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO        COM      025816109    1,187      35,000     SH           DEFINED       1            35,000

BECTON DICKINSON & CO      COM      075887109    4,883      70,000     SH           DEFINED       1            70,000

BERKSHIRE HATHAWAY INC
DEL                        CL A     084670108    142,410    1,410      SH           DEFINED       1            1,410

BERKSHIRE HATHAWAY INC
DEL                        CL B     084670207    32,233     9,700      SH           DEFINED       1            9,700

BURLINGTON NORTHN SANTA
FE C                       COM      12189T104    4,790      60,000     SH           DEFINED       1            60,000

CATERPILLAR INC DEL        COM      149123101    4,106      80,000     SH           DEFINED       1            80,000

CLOUGH GLOBAL              SH BEN
OPPORTUNITIES              INT      18914E106    380        30,000     SH           DEFINED       1            30,000

COHEN & STEERS ADV INC
RLTY                       COM      19247W102    3,029      512,587    SH           DEFINED       1            512,587

COHEN & STEERS PREM INC
RLTY                       COM      19247V104    1,332      247,976    SH           DEFINED       1            247,976

COHEN & STEERS REIT &
UTIL I                     COM      19247Y108    19,212     2,020,232  SH           DEFINED       1            2,020,232

COHEN & STEERS SELECT
UTIL F                     COM      19248A109    8,129      586,500    SH           DEFINED       1            586,500

COHEN & STEERS WRLDWD
RLT IN                     COM      19248J100    700        111,600    SH           DEFINED       1            111,600

                           SPON
DIAGEO PLC                 ADR NEW  25243Q205    6,149      100,000    SH           DEFINED       1            100,000

EATON CORP                 COM      278058102    11,375     201,000    SH           DEFINED       1            201,000

FIDELITY NATIONAL
FINANCIAL                  CL A     31620R105    710        47,074     SH           DEFINED       1            47,074

FIRST AMER CORP CALIF      COM      318522307    5,179      160,000    SH           DEFINED       1            160,000

FLAHERTY & CRMN/CLYMR
PFD SE                     COM SHS  338478100    5,274      407,549    SH           DEFINED       1            407,549

FLAHERTY & CRMRN CLYMRE
T R                        COM      338479108    5,050      391,185    SH           DEFINED       1            391,185

FRANKLIN RES INC           COM      354613101    1,006      10,000     SH           DEFINED       1            10,000

GENERAL ELECTRIC CO        COM      369604103    1,806      110,000    SH           DEFINED       1            110,000

                           SPONSORED
GLAXOSMITHKLINE PLC        ADR      37733W105    3,161      80,000     SH           DEFINED       1            80,000

GREAT PLAINS ENERGY INC    COM      391164100    2,693      150,000    SH           DEFINED       1            150,000

HOME DEPOT INC             COM      437076102    1,931      72,500     SH           DEFINED       1            72,500

ING CLARION GLB RE EST
INCM                       COM      44982G104    935        143,664    SH           DEFINED       1            143,664

JOHNSON & JOHNSON          COM      478160104    30,567     502,000    SH           DEFINED       1            502,000

LTC PPTYS INC              COM      502175102    2,692      112,000    SH           DEFINED       1            112,000

PFIZER INC                 COM      717081103    2,483      150,000    SH           DEFINED       1            150,000

PROCTOR & GAMBLE CO        COM      742718109    2,201      38,000     SH           DEFINED       1            38,000

REDWOOD TR INC             COM      758075402    1,163      75,000     SH           DEFINED       1            75,000

STRATEGIC HOTELS &         PFD
RESORTS                    SER B    86272T403    102        10,600     SH           DEFINED       1            10,600

3M CO                      COM      88579Y101    2,804      38,000     SH           DEFINED       1            38,000

VENTAS INC                 COM      92276F100    8,709      226,200    SH           DEFINED       1            226,200

WALGREEN CO                COM      931422109    6,632      177,000    SH           DEFINED       1            177,000

WAL MART STORES INC        COM      931142103    29,945     610,000    SH           DEFINED       1            610,000

YUM BRANDS INC             COM      988498101    36,630     1,085,000  SH           DEFINED       1            1,085,000
